UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2012 (unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 50.5%
Apartments - 1.6%
Campus Crest Communities	60,600	$693,264
Health Care - 13.0%
Health Care REIT	24,200	1,425,138
LTC Properties	31,600	1,033,952
OMEGA Healthcare Investors	70,500	1,615,860
Senior Housing Properties Trust	64,200	1,434,870
		5,509,820
Hotels - 1.9%
Hospitality Properties Trust	35,500	805,850
Industrial - 1.6%
STAG Industrial	35,700	672,945
Malls - 2.9%
Primaris Real Estate Investment Trust (a)	53,000	1,223,959
Manufactured Homes - 2.6%
Sun Communities	28,700	1,107,820
Mortgage - 11.8%
Annaly Capital Management	3,300	48,576
Capstead Mortgage	114,200	1,386,388
Colony Financial	66,100	1,323,322
MFA Financial	96,400	810,724
Starwood Property Trust	30,300	692,658
Two Harbors Investment	65,400	740,328
		5,001,996
Net Lease - 6.5%
Agree Realty	50,604	1,326,837
EPR Properties	16,100	730,135
Select Income REIT	28,000	699,720
		2,756,692
Office - 5.7%
Dundee Real Estate Investment Trust (a)	19,600	714,270
Government Properties Income Trust	22,200	511,710
Mack-Cali Realty	48,300	1,221,024
		2,447,004
Retail - 2.9%
Amreit, Class B	13,600	224,672
Calloway Real Estate Investment Trust (a)	7,900	225,067
RioCan Real Estate Investment Trust (a)	29,500	800,941
		1,250,680
Total REIT Common Stocks
(Cost $21,730,646)		21,470,030

OTHER COMMON STOCKS - 15.6%
Infrastructure - 0.6%
Brookfield Infrastructure Partners	7,000	237,790
Telecommunications - 2.2%
CenturyLink	24,300	943,812
Utilities - 12.8%
American Electric Power	19,900	848,735
Duke Energy	14,300	912,626
FirstEnergy	17,600	747,296
Pepco Holdings	91,800	1,812,132
Southern	11,000	479,050
TECO Energy	37,600	632,056
		5,431,895
Total Other Common Stocks
(Cost $6,638,217)		6,613,497

MASTER LIMITED PARTNERSHIPS - 15.2%
Energy - 15.1%
Boardwalk Pipeline Partners	35,100	905,229
Buckeye Partners	18,400	924,784
DCP Midstream Partners	20,800	871,104
Enbridge Energy Partners	18,200	528,164
Energy Transfer Partners	32,300	1,417,647
Enterprise Products Partners	6,400	331,712
Plains All American Pipeline	16,400	763,912
Regency Energy Partners	14,300	319,891
Summit Midstream Partners (b)	19,000	375,440
Total Master Limited Partnerships
(Cost $6,386,524)		6,437,883

REIT PREFERRED STOCKS - 8.3%
Apartments - 0.1%
Essex Property Trust, Series H	1,500	39,900
Hotels - 1.0%
Hersha Hospitality Trust, Series B	9,944	259,936
Pebblebrook Hotel Trust, Series A	5,990	156,459
		416,395
Industrial - 0.8%
BioMed Realty Trust, Series A	13,599	353,030
Manufactured Homes - 0.6%
Equity LifeStyle Properties, Series C	9,800	259,112
Mortgage - 0.3%
Colony Financial, Series A	5,200	135,772
Office - 0.9%
Kilroy Realty, Series H	8,900	220,720
PS Business Parks, Series U	7,100	178,068
		398,788
Retail - 4.6%
CBL & Associates Properties, Series E	20,900	523,545
DDR, Series J	21,300	528,240
National Retail Properties, Series D	8,000	210,240
Taubman Centers, Series J	14,000	360,500
Urstadt Biddle Properties, Series F	12,100	312,785
		1,935,310
Total REIT Preferred Stocks
(Cost $3,523,642)		3,538,307

U.S. GOVERNMENT SECURITIES - 7.4%	Par
U.S. Treasury Bonds
1.125%, 01/15/2021 (c)	$264,463	313,202
2.375%, 01/15/2025 (c)	613,820	837,912
3.875%, 04/15/2029 (c)	703,820	1,182,748
2.125%, 02/15/2040 (c)	267,660	400,549
2.125%, 02/15/2041 (c)	264,175	398,450
U. S. Government Securities
(Cost $3,090,612)		3,132,861
	Shares
EXCHANGE TRADED FUNDS - 0.5%
PowerShares DB Commodity Index Tracking Fund (b)	4,300	120,830
ProShares UltraShort Real Estate (b)	3,500	90,370
Total Exchange Traded Funds
(Cost $211,114)		211,200

SHORT-TERM INVESTMENT - 2.4%
First American Government Obligations, Class Z, 0.02% (d)
(Cost $1,035,833)	1,035,833	1,035,833

Total Investments - 99.9%
(Cost $42,616,588)		42,439,611
Other Assets and Liabilities, Net - 0.1%		60,282
Total Net Assets - 100.0%		$42,499,893

(a)	The Portfolio held 7.0% of net assets in foreign securities at November 30, 2012.
(b)	Non-income producing security.
(c)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2012.

	REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts
	Description	Number of Contracts Purchased	Market Value	Settlement Month	Unrealized Depreciation
	CBOE Volatility Index	2	$36,800	February 2013	$(5,205)
	CBOE Volatility Index	3	57,900	March 2013	(6,607)
					$(11,812)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2012:
	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$21,470,030	$-	$-	$21,470,030
Other Common Stocks	6,613,497	-	-	6,613,497
Master Limited Partnerships	6,437,883	-	-	6,437,883
REIT Preferred Stocks	3,538,307	-	-	3,538,307
U.S. Government Securities	-	3,132,861	-	3,132,861
Exchange Traded Funds	211,200	-	-	211,200
Short-Term Investment	1,035,833	-	-	1,035,833
Total Investments	$39,306,750	$3,132,861	$-	$42,439,611

As of November 30, 2012, the Fund's investments in other financial instruments* were classified as follows:	$(11,812)	$-	$-	$(11,812)
* Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2012, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	(11,812)	N/A	-
Total		$(11,812)		$-
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows:

Advantus Strategic Dividend Income Fund

Cost of investments	$ 42,616,588

Gross unrealized appreciation	637,600
Gross unrealized depreciation	(814,577)
Net unrealized depreciation	$ (176,977)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date January 24, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date January 24, 2013